Financial Instruments and Financial Risk Management - Summary of Carrying Value Held at Amortized Cost and Fair Value of Non-Current Borrowings (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Disclosure Of Financial Instruments [Abstract]
Carrying value	$ 635,237
Fair value	$ 1,058,306